Lease (Details) - Schedule of weighted average remaining lease terms and discount rates for the operating lease	Jun. 30, 2021
Schedule of weighted average remaining lease terms and discount rates for the operating lease [Abstract]
Weighted average remaining lease term (years)	2 years 1 month 24 days
Weighted average discount rate	6.92%